Income Tax (Income)/ Expense (Details) - Schedule of income tax (income)/ expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC enterprises income tax:
Total income tax expenses	$ 621	$ 5,495
PRC enterprises income tax [Member]
PRC enterprises income tax:
Current tax	621	5,495
Deferred tax